INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Revaluation of net deferred tax assets due to change in U.S. federal statutory income tax rate	$ 1,695	$ 0	$ 0